Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
DERIVATIVE INSTRUMENTS

We have entered into the following derivative instruments that are reported at fair value:

•
interest rate swaps (“Interest Rate Derivatives”) to protect against volatility of future cash flows and hedge a portion of the variable-rate interest payments on our credit facility (the “2015 CCH Credit Facility”) and

•	natural gas supply contracts for the commissioning and operation of the Liquefaction Project (“Liquefaction Supply Derivatives”).

None of our derivative instruments are designated as cash flow hedging instruments, and changes in fair value are recorded within our Consolidated Statements of Operations to the extent not utilized for the commissioning process.

Interest Rate Derivatives

As of September 30, 2017, we had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives	$28.8 million	$4.9 billion	May 20, 2015	May 31, 2022	2.29%	One-month LIBOR

Our Interest Rate Derivatives are categorized within Level 2 of the fair value hierarchy and are required to be measured at fair value on a recurring basis. We value our Interest Rate Derivatives using valuations based on the initial trade prices. Using an income-based approach, subsequent valuations are based on observable inputs to the valuation model including interest rate curves, risk adjusted discount rates, credit spreads and other relevant data.

In May 2017, we settled a portion of our Interest Rate Derivatives and recognized a derivative loss of $13.0 million in conjunction with the termination of approximately $1.4 billion of commitments under the 2015 CCH Credit Facility, as discussed in Note 6—Debt.

The following table (in thousands) shows the fair value and location of our Interest Rate Derivatives on our Consolidated Balance Sheets:

	September 30,	December 31,
Balance Sheet Location	2017	2016
Derivative liabilities	$(30,099)	$(43,383)
Non-current derivative liabilities	(49,231)	(43,105)
Total derivative liabilities	$(79,330)	$(86,488)

The following table (in thousands) shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in derivative loss, net on our Consolidated Statements of Operations during the nine months ended September 30, 2017 and 2016:

	Nine Months Ended September 30,
	2017	2016
Interest Rate Derivatives loss	$(35,002)	$(215,940)

Liquefaction Supply Derivatives

CCL entered into the Liquefaction Supply Derivatives during the nine months ended September 30, 2017. The fair value of the Liquefaction Supply Derivatives is predominantly driven by market commodity basis prices and our assessment of the associated conditions precedent, including evaluating whether the respective market is available as pipeline infrastructure is developed. Upon the satisfaction of conditions precedent, including completion and placement into service of relevant pipeline infrastructure to accommodate marketable physical gas flow, we recognize a gain or loss based on the fair value of the respective natural gas supply contracts as of the reporting date.

The fair value of substantially all of the Liquefaction Supply Derivatives is developed through the use of internal models which are impacted by inputs that are unobservable in the marketplace. As a result, the fair value of the Liquefaction Supply Derivatives is designated as Level 3 within the valuation hierarchy. The curves used to generate the fair value of the Liquefaction Supply Derivatives are based on basis adjustments applied to forward curves for a liquid trading point. In addition, there may be observable liquid market basis information in the near term, but terms of a Liquefaction Supply Derivatives contract may exceed the period for which such information is available, resulting in a Level 3 classification. In these instances, the fair value of the contract incorporates extrapolation assumptions made in the determination of the market basis price for future delivery periods in which applicable commodity basis prices were either not observable or lacked corroborative market data. Internal fair value models include conditions precedent to the respective long-term natural gas supply contracts. As of September 30, 2017, some of the Liquefaction Supply Derivatives existed within markets for which the pipeline infrastructure is under development to accommodate marketable physical gas flow. The forward notional natural gas buy position of the Liquefaction Supply Derivatives was approximately 362 TBtu as of September 30, 2017.

The following table includes quantitative information for the unobservable inputs for our Liquefaction Supply Derivatives as of September 30, 2017:

	Net Fair Value Asset (in thousands)	Valuation Technique	Significant Unobservable Input	Significant Unobservable Inputs Range
Liquefaction Supply Derivatives	$295	Income Approach	Basis Spread	$(0.095) - $0.078

Derivative assets and liabilities arising from our derivative contracts with the same counterparty are reported on a net basis, as all counterparty derivative contracts provide for net settlement. The use of derivative instruments exposes us to counterparty credit risk, or the risk that a counterparty will be unable to meet its commitments in instances when our derivative instruments are in an asset position. Our derivative instruments are subject to contractual provisions which provide for the unconditional right of set-off for all derivative assets and liabilities with a given counterparty in the event of default.

The following table (in thousands) shows the fair value and location of our Liquefaction Supply Derivatives on our Consolidated Balance Sheets:

	September 30,	December 31,
Balance Sheet Location	2017	2016
Other non-current assets, net	$295	$—

The following table (in thousands) shows the changes in the fair value from the mark to market gains of our Liquefaction Supply Derivatives recorded in our Consolidated Statements of Operations during the nine months ended September 30, 2017 and 2016:

		Nine Months Ended September 30,
	Statement of Operations Location	2017	2016
Liquefaction Supply Derivatives gain	Operating and maintenance expense	$(295)	$—

Balance Sheet Presentation

Our derivative instruments are presented on a net basis on our Consolidated Balance Sheets as described above. The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets
Offsetting Derivative Assets (Liabilities)
As of September 30, 2017
Interest Rate Derivatives	$(79,937)	$607	$(79,330)
Liquefaction Supply Derivatives	328	(33)	295
As of December 31, 2016
Interest Rate Derivatives	(95,923)	9,435	(86,488)

DERIVATIVE INSTRUMENTS

In February 2015, we entered into interest rate swaps (“Interest Rate Derivatives”) to protect against volatility of future cash flows and hedge a portion of the variable-rate interest payments on our credit facility (the “2015 CCH Credit Facility”). Our Interest Rate Derivatives are not designated as cash flow hedging instruments, and changes in fair value are recorded within our Consolidated and Combined Statements of Operations.

As of December 31, 2016, we had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives	$28.8 million	$5.5 billion	May 20, 2015	May 31, 2022	2.29%	One-month LIBOR

Our Interest Rate Derivatives are categorized within Level 2 of the fair value hierarchy and are required to be measured at fair value on a recurring basis. We value our Interest Rate Derivatives using valuations based on the initial trade prices. Using an income-based approach, subsequent valuations are based on observable inputs to the valuation model including interest rate curves, risk adjusted discount rates, credit spreads and other relevant data. The following table (in thousands) shows the fair value and location of our Interest Rate Derivatives on our Consolidated Balance Sheets:

	December 31,
Balance Sheet Location	2016	2015
Derivative liabilities	$(43,383)	$(28,559)
Non-current derivative liabilities	(43,105)	(76,440)
Total derivative liabilities	$(86,488)	$(104,999)

The following table (in thousands) shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in derivative loss, net on our Consolidated and Combined Statements of Operations during the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Interest Rate Derivatives loss	$(15,571)	$(161,917)	$—

Our Interest Rate Derivatives have a seven-year term and were contingent upon reaching a final investment decision with respect to the Liquefaction Project, which was reached in May 2015. Upon meeting the contingency related to the Interest Rate Derivatives in May 2015, we paid $50.1 million related to contingency and syndication premiums, which is included in derivative loss, net on our Consolidated and Combined Statements of Operations.

Balance Sheet Presentation

Our derivative instruments are presented on a net basis on our Consolidated Balance Sheets as described above. The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets
Offsetting Derivative Assets (Liabilities)
As of December 31, 2016
CCH Interest Rate Derivatives	(95,923)	9,435	(86,488)
As of December 31, 2015
CCH Interest Rate Derivatives	(104,999)	—	(104,999)